PROSPECTUS SUPPLEMENT                                  44679 7/98
DATED JULY 13, 1998 TO:

PUTNAM VARIABLE TRUST
PROSPECTUSES DATED APRIL 30, 1998

IN THE SECTION ENTITLED "HOW THE TRUST IS MANAGED," THE CHART INDICATING THE OFFICERS OF PUTNAM INVESTMENT MANAGEMENT, INC. ("PUTNAM MANAGEMENT") THAT HAVE PRIMARY RESPONSIBILITY FOR THE DAY-TO-DAY MANAGEMENT OF THE PORTFOLIO OF PUTNAM VT UTILITIES GROWTH AND INCOME FUND IS REPLACED WITH THE FOLLOWING:

                                        Business experience
Officer                  Year           (at least 5 years)
-------                  ----           -------------------------
-

Putnam VT Utilities Growth and Income Fund

Jeanne Mockard           1998           Employed as an investment
Senior Vice President                        professional by
Putnam
                                        Management since 1990.

Christopher A. Ray            1995           Employed as an
investment
Senior Vice President                        professional by
Putnam
                                        Management since 1992

S:\funds\pvt\suppleme\supp2.do   c